Related Party Transactions	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Related Party Transactions

NOTE 28:  RELATED PARTY TRANSACTIONS
Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Bank’s related parties include key management personnel, their close family members and their related entities, subsidiaries, associates, joint ventures, and post-employment benefit plans for the Bank’s employees.
TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL, THEIR CLOSE FAMILY MEMBERS, AND THEIR RELATED ENTITIES
Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Bank, directly or indirectly. The Bank considers certain of its officers and directors to be key management personnel. The Bank makes loans to its key management personnel, their close family members, and their related entities on market terms and conditions with the exception of banking products and services for key management personnel, which are subject to approved policy guidelines that govern all employees.
As at October 31, 2022, $112 million (October 31, 2021 – $150 million) of related party loans were outstanding from key management personnel, their close family members, and their related entities.
COMPENSATION
The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2022	2021

Short-term employee benefits	$ 40	$ 31
Post-employment benefits	1	1

Share-based payments	40	39
Total	$ 81	$ 71

In addition, the Bank offers deferred share and other plans to non-employee
directors, executives, and certain other key employees. Refer to Note 23 for further details.
In the ordinary course of business, the Bank also provides various banking services to associated and other related corporations on terms similar to those offered to non-related
parties.
TRANSACTIONS WITH SUBSIDIARIES, SCHWAB, AND SYMCOR INC.
Transactions between the Bank and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions.
Transactions between the Bank, Schwab, and Symcor Inc. (Symcor) also qualify as related party transactions. There were no significant transactions between the Bank, Schwab, and Symcor during the year ended October 31, 2022, other than as described in the following sections and in Note 12.
i) TRANSACTIONS WITH SCHWAB
A description of significant transactions between the Bank and its affiliates with Schwab is set forth below.
Insured Deposit Account Agreement
The Bank is party to the Schwab IDA Agreement which became effective on the completion of the Schwab transaction on October 6, 2020 and has an initial expiration date of July 1, 2031. Pursuant to the Schwab IDA Agreement, the Bank makes sweep deposit accounts available to clients of Schwab. Schwab provides recordkeeping and support services with respect to the Schwab IDA Agreement. The servicing fee under the Schwab IDA Agreement is set at 15 basis points per annum on the aggregate average daily balance in the sweep deposit accounts.
As at October 31, 2022, deposits under the Schwab IDA
A
greement
were $174 billion (US$128 billion) (October 31, 2021 – $176 billion (US$142 billion)). Starting July 1, 2021, deposits
can be reduced at Schwab’s option by up to US$10 billion in a year (subject to certain adjustments), with a floor of US$50 billion. The Bank paid fees of $1.7 billion during the year ended October 31, 2022 (October 31, 2021 – $1.6 billion) to Schwab related to sweep deposit accounts. The amount paid by the Bank is based on the average insured deposit balance of $182 billion for the year ended October 31, 2022 (October 31, 2021 – $186 billion) and yields based on agreed upon market benchmarks, less the actual interest paid to clients of Schwab.
As at October 31, 2022, amounts receivable from Schwab were $31 million (October 31, 2021 – $26 million). As at October 31, 2022, amounts payable to Schwab were $152 million (October 31, 2021 – $195 million).
The Bank and other financial institutions provided Schwab and its subsidiaries with unsecured revolving loan facilities. As at October 31, 2022, there was no loan commitment provided by the Bank to Schwab (October 31, 2021 – $95 million undrawn).
ii) TRANSACTIONS WITH SYMCOR
The Bank has
one-third
ownership in Symcor, a Canadian provider of business process outsourcing services offering a diverse portfolio of integrated solutions in item processing, statement processing and production, and cash management services. The Bank accounts for Symcor’s results using the equity method of accounting. During the year ended October 31, 2022, the Bank paid $77 million (October 31, 2021 – $76 million) for these services. As at October 31, 2022, the amount payable to Symcor was $12 million (October 31, 2021 – $12 million).
The Bank and two other shareholder banks have also provided a $100 million unsecured loan facility to Symcor which was undrawn as at October 31, 2022, and October 31,
2021.